STATEMENT OF OPERATIONS - Unaudited (USD $)	3 Months Ended		6 Months Ended		21 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Professional fees	$ 500	$ 735	$ 2,311	$ 2,718	$ 5.170
General and administrative expenses				179	1,318
Net operating loss	(500)	(735)	(2,311)	(2,897)	(6,488)
Net loss	$ (500)	$ (735)	$ (2,311)	$ (2,897)	$ (6,488)
Net loss per share, basic and fully diluted	$ (0.05)	$ (0.07)	$ (0.23)	$ (0.29)
Weighted average number of shares outstanding	10,000	10,000	10,000	10,000